Note 14 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of Derivative Assets and Liabilities at Fair Value [Table Text Block]
	December 31, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward Freight Agreements - liability position	$(316)	$-	$(316)	$-
EUA futures - asset position	291	-	291	-
Foreign currency options - asset position	268	-	268	-
Bunker swap agreements - liability position	(800)	-	(800)	-
Total	$(557)	$-	$(557)	$-

Costamare Bulkers Holdings Limited Predecessor [Member]
Schedule of Derivative Assets and Liabilities at Fair Value [Table Text Block]
	December 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
EUA futures-asset position	$307	$-	$307	$-
Forward Freight Agreements-liability position	(19,155)	-	(19,155)	-
Bunker swap agreements-asset position	37	-	37	-
Bunker swap agreements-liability position	(484)	-	(484)	-
Total	$(19,295)	$-	$(19,295)	$-